Related party transactions - Archer Transactions (Details) £ in Millions								12 Months Ended
		Mar. 06, 2015 USD ($)	Feb. 05, 2014 GBP (£)	Sep. 20, 2013 USD ($)	Mar. 27, 2013 USD ($)	Feb. 20, 2013 USD ($)	Dec. 20, 2012	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2015 NOK	Dec. 31, 2015 EUR (€)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Jul. 14, 2014 USD ($)	May. 31, 2014	Dec. 09, 2013 EUR (€)	Jul. 31, 2013 USD ($)	Jul. 19, 2013 NOK	Mar. 07, 2013 USD ($)	Nov. 12, 2012 USD ($)	Jun. 27, 2012 USD ($)
Related Party Transaction [Line Items]
Investment income, net	[1]							$ 67,000,000	$ 63,000,000	$ 24,000,000
Maximum potential future payment								5,906,000,000	8,404,000,000
Revenues related party								119,000,000	97,000,000	2,000,000
Sapura | Equity Method Investee
Related Party Transaction [Line Items]
Loan receivable basis spread on variable rate																		3.40%
Maximum potential future payment								51,000,000					€ 47,000,000
Metrogas | Affiliated Entity
Related Party Transaction [Line Items]
Subordinated loan from related party		$ 50,000,000						50,000,000
Payments to acquire loans receivable		$ 51,000,000
Accrued commitment fee and interest															$ 1,000,000
Interest rate on related party debt		7.50%					7.75%
Commitment fee (as a percent)		1.00%
Archer | Equity Method Investee
Related Party Transaction [Line Items]
Loan to related party					$ 10,000,000																		$ 55,000,000	$ 20,000,000
Ownership interest, percentage															39.89%
Investment income, net								$ 3,000,000	0	700,000
Maximum potential future payment									250,000,000													$ 100,000,000
Guarantee fee percentage								1.25%				1.25%	1.25%
SG&A expenses from transactions with related party								$ 4,000,000	4,000,000	0
Loans Payable | Metrogas | Affiliated Entity
Related Party Transaction [Line Items]
Debt, face amount				$ 99,000,000																	NOK 1,500,000,000
Loans Payable | Archer | Equity Method Investee
Related Party Transaction [Line Items]
Debt, face amount						$ 43,000,000
LIBOR | Archer | Equity Method Investee
Related Party Transaction [Line Items]
Loan receivable basis spread on variable rate					5.00%
LIBOR | Loans Payable | Metrogas | Affiliated Entity
Related Party Transaction [Line Items]
Description of variable rate basis				LIBOR
Basis spread on variable rate				3.00%
LIBOR | Loans Payable | Archer | Equity Method Investee
Related Party Transaction [Line Items]
Description of variable rate basis					LIBOR	LIBOR
Basis spread on variable rate						5.00%
Financial Guarantee | Archer | Equity Method Investee
Related Party Transaction [Line Items]
Maximum potential future payment								8,000,000				NOK 66,000,000				€ 48,600,000	$ 20,000,000		€ 48,400,000
Guarantee fee percentage																	1.25%		1.25%	1.25%
Maximum additional potential future payment																				$ 100,000,000
Property Lease Guarantee | Archer | Equity Method Investee
Related Party Transaction [Line Items]
Maximum potential future payment | £			£ 10
Guarantee period			10 years
Guarantee outstanding								14,000,000	40,000,000
Archer | Revolving Credit Facility | Equity Method Investee
Related Party Transaction [Line Items]
Maximum borrowing capacity								687,500,000						$ 750,000,000
Additional capital available to related party								75,000,000
Archer | Scenario, Forecast | Revolving Credit Facility | Equity Method Investee
Related Party Transaction [Line Items]
Maximum borrowing capacity											$ 625,000,000
Guarantee Fees Reimbursed [Member] | Archer | Equity Method Investee
Related Party Transaction [Line Items]
Revenues related party								$ 3,600,000	$ 3,700,000	$ 0

[1]	Includes transactions with related parties. Refer to Note 31.